Expense Example - Invesco VI US Government Money Portfolio	Series I 1 Year	Series I 3 Years	Series I 5 Years	Series I 10 Years	Series II 1 Year	Series II 3 Years	Series II 5 Years	Series II 10 Years
USD ($)	49	154	269	604	75	233	406	906